Operatings segments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 1,631,966	$ 1,349,825	$ 2,278,814	$ 2,381,737
Adjusted EBITDA	(1,200,415)	(199,107)
Stock-based compensation expense	63,233		67,070
Transaction and financing expenses	883,990
Commitment fee expense	18,851,927
Depreciation and amortization	94,881	48,693	133,030	97,857
Interest income	(5,862)	(13,734)	(23,468)	(15,777)
Interest expense		1,375
Provision for (Benefit from) Income Taxes	700	150	970	(79,870)
Net income (loss) attributable to common shareholders	(21,089,284)	(235,591)
Sports Gaming Client Services [Member]
Revenues	1,528,425	1,349,825	2,278,814	2,381,737
Adjusted EBITDA	124,389	203,897	356,032	259,531
Stock-based compensation expense	17,073
Transaction and financing expenses
Commitment fee expense
Depreciation and amortization	46,734	47,357	96,116	96,373
Interest income
Interest expense
Provision for (Benefit from) Income Taxes
Net income (loss) attributable to common shareholders	60,582	156,540
Affiliate Marketing Services [Member]
Revenues	103,541
Adjusted EBITDA	(1,324,804)	(403,004)	(1,429,697)	(543,438)
Stock-based compensation expense	46,160
Transaction and financing expenses	883,990
Commitment fee expense	18,851,927
Depreciation and amortization	48,147	1,336	36,914	1,483
Interest income	(5,862)	(13,734)	(23,468)	(15,777)
Interest expense		1,375
Provision for (Benefit from) Income Taxes	700	150	$ 970	$ (79,870)
Net income (loss) attributable to common shareholders	$ (21,149,866)	$ (392,131)